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                          DRINKER BIDDLE & REATH LLP
                                ONE LOGAN SQUARE
                             18TH & CHERRY STREETS
                             PHILADELPHIA, PA 19103
                                 (215) 988-2700
                              (215) 988-2757 (FAX)
                                  www.dbr.com


                                 August 3, 2001


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

          Re:  Excelsior Funds, Inc.
               File Nos. 2-92665/811-4088
               --------------------------

Ladies and Gentlemen:

          On behalf of Excelsior Funds, Inc. (the "Company") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the:

          a) Prospectus for the Blended Equity, Value and Restructuring, Small Cap, Energy and Natural Resources, Real Estate, Technology, Biotechnology and Large Cap Growth Funds dated August 1, 2001;

          c) Prospectus for the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds dated August 1, 2001;

          d) Prospectus for the Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds dated August 1, 2001;

          e) Prospectus for the Money, Government Money and Treasury Money Funds dated August 1, 2001;

          f) Prospectus for the Government Money Fund -Institutional Shares dated August 1, 2001;
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          g) Prospectus for the Money Fund - Institutional Shares dated August
          1, 2001;

          h) Prospectus for the Value and Restructuring Fund dated August 1,
          2001;

          i) Statement of Additional Information for the Blended Equity, Value and Restructuring, Small Cap, Energy and Natural Resources, Real Estate, Technology, Biotechnology and Large Cap Growth Funds dated August 1, 2001;

          j) Statement of Additional Information for the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds dated August 1, 2001;

          k) Statement of Additional Information for the Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds dated August 1, 2001; and

          l) Statement of Additional Information for the Money, Government Money and Treasury Money Funds dated August 1, 2001 that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statements of Additional Information contained in the Company's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended ("PEA #43"), which was filed on July 30, 2001; and (ii) the text of PEA #43 has been filed electronically.

          Questions and comments concerning this letter may be directed to the undersigned at (215) 988-1146.

                                       Very truly yours,



                                       /s/ Diana E. McCarthy
                                       ---------------------
                                       Diana E. McCarthy


cc: Michael P. Malloy, Esq.